Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	COCA-COLA EUROPEAN PARTNERS plc
Entity Central Index Key	0001650107
Document Type	6-K
Document Period End Date	Jun. 28, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2